Reporting Entity (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Sep. 30, 2017	Aug. 31, 2016	May 31, 2016	Dec. 31, 2017	Sep. 11, 2017	Dec. 31, 2016	Dec. 31, 2015	May 28, 2013
Disclosure of detailed information about business combination [line items]
American Depositary Shares								2
Shares issued				47,619,000		42,352,000	42,133,000
ADSs [Member] | Medtronic [Member] | Warrants [Member]
Disclosure of detailed information about business combination [line items]
Shares issued					1,210,000
Exercise price					$ 44.83
Medtronic [Member]
Disclosure of detailed information about business combination [line items]
Fully diluted basis price		$ 21.84	$ 11.42
Purchase agreement amount			$ 11.9	$ 40.0
Proceeds from equity issuance		$ 20.0
Medtronic [Member] | Ordinary shares [Member]
Disclosure of detailed information about business combination [line items]
Ordinary shares issued	1,040,107	1,831,384	2,085,984
Medtronic [Member] | ADSs [Member]
Disclosure of detailed information about business combination [line items]
Ordinary shares issued	2,080,214	915,692	1,042,992
Fully diluted basis price	$ 38.46